Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 13,278	£ 15,186	£ 11,913
Reverse repurchase agreements	37,760	37,702
Debt securities	11,854	12,546
Due from fellow Lloyds Banking Group undertakings	560	840
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	0	0
Due from fellow Lloyds Banking Group undertakings	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	44,143	32,751
Debt securities	9,554	8,392
Due from fellow Lloyds Banking Group undertakings	0	0
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	6,433	8,810
Loans and advances to customers	438,094	423,183
Reverse repurchase agreements	0	0
Debt securities	2,254	4,114
Due from fellow Lloyds Banking Group undertakings	560	840
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	6,433	8,810
Loans and advances to customers	441,907	433,124
Reverse repurchase agreements	44,143	32,751
Debt securities	11,854	12,546
Due from fellow Lloyds Banking Group undertakings	560	840
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	6,433	8,810
Loans and advances to customers	438,094	423,183
Reverse repurchase agreements	44,143	32,751
Debt securities	11,808	12,506
Due from fellow Lloyds Banking Group undertakings	£ 560	£ 840